Summary of Significant Accounting Policies - Summary Of Basic And Diluted Loss Per Ordinary Share (Detail)	11 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares
Earnings Per Share, Basic and Diluted [Abstract]
Net loss	$ (125,151)
Less: Income attributable to ordinary shares subject to possible redemption	(207,817)
Adjusted net loss	$ (332,968)
Weighted average shares outstanding, basic and diluted | shares	18,400,891	[1]
Basic and diluted net loss per ordinary share | $ / shares	$ (0.02)	[2]

[1]	Excludes an aggregate of 69,549,521 shares subject to possible redemption.
[2]	Net loss per ordinary share—basic and diluted excludes income attributable to ordinary shares subject to possible redemption of $207,817 for the period from January 24, 2020 (inception) through December 31, 2020 (see Note 2).